Supplement dated March 1, 2018
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Inflation Protected Securities Fund	November 1, 2017
Effective March 1, 2018, Class Adv shares of the Fund are available for purchase. The ticker symbol for the Fund's Class Adv shares is included in the table below:

FUND	TICKER SYMBOL
Columbia Inflation Protected Securities Fund	CIPWX
Shareholders should retain this Supplement for future reference.
SUP165_07_003_(03/18)